Disclosure of commitments and contingent liabilities (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Statements [Line Items]
Operating leases	$ 7,401
Direct cost of principal revenue	466,947
Total guarantees and commitments	474,348
Year 1 [Member]
Statements [Line Items]
Operating leases	1,945
Direct cost of principal revenue	144,527
Total guarantees and commitments	146,472
Year 2 [Member]
Statements [Line Items]
Operating leases	1,820
Direct cost of principal revenue	83,416
Total guarantees and commitments	85,236
Year 3 [Member]
Statements [Line Items]
Operating leases	1,761
Direct cost of principal revenue	78,582
Total guarantees and commitments	80,343
Year 4 [Member]
Statements [Line Items]
Operating leases	1,731
Direct cost of principal revenue	53,474
Total guarantees and commitments	55,205
Year 5 and beyond [Member]
Statements [Line Items]
Operating leases	144
Direct cost of principal revenue	106,948
Total guarantees and commitments	$ 107,092